CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock B [Member]	Preferred Stock C [Member]	Preferred Stock D [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock, Common [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 2			$ 3,536	$ 41,525,872	$ (39,488,150)	$ (157,452)	$ 1,883,808
Beginning balance, shares at Dec. 31, 2020	1,705			3,535,339
Stock options granted to employees					262,411			262,411
Series C Preferred stock issued for cash		4			4,499,996			4,500,000
Series C preferred converted to common stock		$ (2)		$ 364	(362)
Series C preferred stock converted to common stock, shares		(2,000)		363,636
Common stock issued for cashless warrants exercised				$ 50	(50)
Common stock issued for cashless warrants exercised, shares				50,588
Common stock issued for services				$ 24	144,143			144,167
Common stock issued for services, shares				24,541
Common stock issued for cashless employee stock options exercised				$ 15	(15)
Common stock issued for cashless employee stock options exercised ,shares				14,576
Rounding-split in 2020				$ 0	(0)			0
Rounding-split in 2020 ,shares				367
Series B preferred converted to common stock	$ (1)			$ 122	(121)
Series B convertible preferred converted to common stock, Shares	(854)			122,000
Net loss						(6,008,901)
Ending balance, value at Dec. 31, 2021	$ 1	$ 2		$ 4,111	46,431,874	(45,497,051)	(157,452)	781,485
Ending balance, shares at Dec. 31, 2021	851	2,500		4,111,047
Series C preferred converted to common stock		$ (2)		$ 455	(453)
Series C preferred stock converted to common stock, shares		(2,500)		454,546
Stock options compensation					250,577			250,577
Common stock issued for cash				$ 1,524	6,093,476			6,095,000
Common stock issued for cash, shares				1,523,750
Stock issued for services				$ 7	39,993			40,000
Stock issued for services , shares				7,198
Net loss						(2,644,616)		(2,644,616)
Ending balance, value at Mar. 31, 2022	$ 1			$ 6,097	52,238,817	(48,141,667)	(157,452)	3,945,796
Ending balance, shares at Mar. 31, 2022	851			6,096,541
Beginning balance, value at Dec. 31, 2021	$ 1	$ 2		$ 4,111	46,431,874	(45,497,051)	(157,452)	781,485
Beginning balance, shares at Dec. 31, 2021	851	2,500		4,111,047
Series C Preferred stock issued for cash, shares		4,500
Series C preferred converted to common stock		$ (2)		$ 455	(453)
Series C preferred stock converted to common stock, shares		(2,500)		454,546
Series B preferred converted to common stock	$ (1)			$ 122	(121)
Series B convertible preferred converted to common stock, Shares	(851)			121,572
Series D preferred stock issued for cash			$ 1		1,298,999			1,299,000
Series D preferred stock issued for cash, shares			1,299
Stock options compensation					819,191			819,191
Common stock issued for cash				$ 2,425	8,798,579			8,801,004
Common stock issued for cash, shares				2,425,752
Stock issuance cost					(942,926)			(942,926)
Stock issued for services				$ 43	157,457			157,500
Stock issued for services , shares				43,959
Net loss						(6,864,783)		(6,864,783)
Ending balance, value at Dec. 31, 2022			$ 1	$ 7,156	56,562,600	(52,361,834)	(157,452)	4,050,471
Ending balance, shares at Dec. 31, 2022			1,299	7,156,876
Beginning balance, value at Mar. 31, 2022	$ 1			$ 6,097	52,238,817	(48,141,667)	(157,452)	3,945,796
Beginning balance, shares at Mar. 31, 2022	851			6,096,541
Stock options compensation					188,232			188,232
Stock issued for services				$ 10	39,990			40,000
Stock issued for services , shares				10,668
Net loss						(1,342,672)		(1,342,672)
Ending balance, value at Jun. 30, 2022	$ 1			$ 6,107	52,467,039	(49,484,339)	(157,452)	2,831,356
Ending balance, shares at Jun. 30, 2022	851			6,107,209
Beginning balance, value at Dec. 31, 2022			$ 1	$ 7,156	56,562,600	(52,361,834)	(157,452)	4,050,471
Beginning balance, shares at Dec. 31, 2022			1,299	7,156,876
Stock options compensation					75,128			75,128
Stock issued for services				$ 12	32,488			32,500
Stock issued for services , shares				12,463
Net loss						(2,143,683)		(2,143,683)
Ending balance, value at Mar. 31, 2023			$ 1	$ 7,168	60,371,067	(54,505,517)	(157,452)	5,715,271
Ending balance, shares at Mar. 31, 2023			1,299	7,169,339
Beginning balance, value at Dec. 31, 2022			$ 1	$ 7,156	56,562,600	(52,361,834)	(157,452)	4,050,471
Beginning balance, shares at Dec. 31, 2022			1,299	7,156,876
Ending balance, value at Jun. 30, 2023			$ 1	$ 7,240	61,029,659	(57,494,917)	(157,452)	3,384,535
Ending balance, shares at Jun. 30, 2023			1,299	7,240,545
Beginning balance, value at Mar. 31, 2023			$ 1	$ 7,168	60,371,067	(54,505,517)	(157,452)	5,715,271
Beginning balance, shares at Mar. 31, 2023			1,299	7,169,339
Stock options compensation					161,399			161,399
Stock issued for services				$ 6	32,494			32,500
Stock issued for services , shares				5,645
Net loss						(2,989,400)		(2,989,400)
Ending balance, value at Jun. 30, 2023			$ 1	$ 7,240	$ 61,029,659	$ (57,494,917)	$ (157,452)	$ 3,384,535
Ending balance, shares at Jun. 30, 2023			1,299	7,240,545